Accounts Receivable, Net	6 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of
	December 31,	June 30,
	2025	2026
		(Unaudited)
Accounts Receivable(i)	$454,766	$918,003
Allowance for current expected credit losses	(166,310)	(446,010)
Accounts receivable, net	$288,456	$471,993

(i)	All accounts receivables are mainly from sales of FTTPS.